Cash Flow Information - Schedule of Liabilities Arising From Financing Activities (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance		$ 190,743.7	$ 230,048.5
Financing Cash Flow			(34,381.1)
Non-cash changes Foreign Exchange Movement			1,105.5
Non-cash changes Other Changes			(6,029.2)
Ending Balance			190,743.7
IFRS 16 [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	$ 194,469.1	210,647.3
Financing Cash Flow	172,273.2	(6,908.8)
Non-cash changes Foreign Exchange Movement	(3,227.0)	(2,105.5)
Non-cash changes Lease modifications	7,742.2	419.7
Non-cash changes Other Changes	(1,287.2)	(7,583.6)
Ending Balance	369,970.3	194,469.1	210,647.3
Short-term loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance		88,754.7	63,766.8
Financing Cash Flow			23,923.0
Non-cash changes Foreign Exchange Movement			1,064.9
Ending Balance			88,754.7
Short-term loans [member] | IFRS 16 [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	118,522.3	88,754.7
Financing Cash Flow	(31,571.6)	31,804.3
Non-cash changes Foreign Exchange Movement	1,608.3	(2,036.7)
Ending Balance	88,559.0	118,522.3	88,754.7
Guarantee deposits [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance		10,189.0	16,080.6
Financing Cash Flow			(279.2)
Non-cash changes Foreign Exchange Movement			423.5
Non-cash changes Other Changes			(6,035.9)
Ending Balance			10,189.0
Guarantee deposits [member] | IFRS 16 [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	1,729.9	10,189.0
Financing Cash Flow	129.5	(639.1)
Non-cash changes Foreign Exchange Movement	1.8	4.5
Non-cash changes Other Changes	(1,511.2)	(7,824.5)
Ending Balance	350.0	1,729.9	10,189.0
Lease Liabilities [member] | IFRS 16 [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	17,316.9	19,903.6
Financing Cash Flow	(2,819.7)	(3,174.0)
Non-cash changes Foreign Exchange Movement	(78.5)	(73.3)
Non-cash changes Lease modifications	7,742.2	419.7
Non-cash changes Other Changes	227.7	240.9
Ending Balance	22,388.6	17,316.9	19,903.6
Bonds payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance		91,800.0	150,201.1
Financing Cash Flow			(58,024.9)
Non-cash changes Foreign Exchange Movement			(382.9)
Non-cash changes Other Changes			6.7
Ending Balance			91,800.0
Bonds payable [member] | IFRS 16 [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	56,900.0	91,800.0
Financing Cash Flow	204,535.0	(34,900.0)
Non-cash changes Foreign Exchange Movement	(4,758.6)
Non-cash changes Other Changes	28.7
Ending Balance	256,705.1	$ 56,900.0	$ 91,800.0
Long-term bank loans [member] | IFRS 16 [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financing Cash Flow	2,000.0
Non-cash changes Other Changes	(32.4)
Ending Balance	$ 1,967.6